Fair Value Measurements - Changes in level 3 recurring fair value measurements, assets (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2023	Dec. 31, 2020
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	$ 23,588	$ 24,928	$ 24,928	$ 23,791
Net Realized and Unrealized Gains (Losses) Included in Income	31	187	612	1,110
Other Comprehensive Income (Loss)	311	(1,308)	(3,445)	(464)
Purchases, Sales, Issuances and Settlements, Net	835	840	2,660	830
Gross Transfers In	246	1,051	2,957	1,228
Gross Transfers Out	(705)	(1,379)	(3,423)	(1,505)
Other	(228)	0	701	62
Fair Value End of Period	$ 24,534	$ 24,319	23,588	24,928
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Total net realized gains (losses)	Total net realized gains (losses)
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Total net realized gains (losses)	Total net realized gains (losses)
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	$ (15)	$ 90	163	623
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	241	(1,281)	$ (2,565)	791
Gross Transfers Out		$ 0		(1)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]		Other comprehensive income (loss), net of tax	Other comprehensive income (loss), net of tax
Interest rate contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gross Transfers Out	0	$ 0	$ 0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	(344)	(3)	(303)	0	$ (303)	$ 0
Net Realized and Unrealized (Gains) Losses Included in Income	78	(1)	1	0
Other Comprehensive (Income) Loss	0	0	0	0
Purchases, Sales, Issuances and Settlements, Net	(119)	(2)	(304)	0
Gross Transfers In	0	0	0	0
Other	0	0	0	0
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	(71)	1	(1)	0
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0	0	0
Foreign exchange contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gross Transfers Out	0	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	0	0	0	0	0	0
Net Realized and Unrealized (Gains) Losses Included in Income	0	0	(1)	0
Other Comprehensive (Income) Loss	0	0	0	0
Purchases, Sales, Issuances and Settlements, Net	0	0	1	0
Gross Transfers In	0	0	0	0
Other	0	0	0	0
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	0	0	0	0
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0	0	0
Equity contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gross Transfers Out	0	0	0	53
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	(497)	(168)	(267)	(457)	(156)	(146)
Net Realized and Unrealized (Gains) Losses Included in Income	(176)	315	494	(22)
Other Comprehensive (Income) Loss	0	0	0	0
Purchases, Sales, Issuances and Settlements, Net	(165)	(26)	(304)	(271)
Gross Transfers In	0	0	0	(71)
Other	0	0	0	0
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	178	(238)	(249)	19
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0	0	0
Credit contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gross Transfers Out	0	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	0	0	0	(1)	0	(2)
Net Realized and Unrealized (Gains) Losses Included in Income	0	1	1	11
Other Comprehensive (Income) Loss	0	0	0	0
Purchases, Sales, Issuances and Settlements, Net	0	0	0	(10)
Gross Transfers In	0	0	0	0
Other	0	0	0	0
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	0	(1)	0	(2)
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0	0	0
Other contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gross Transfers Out	0	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	(14)	(15)	(14)	(12)	(14)	(7)
Net Realized and Unrealized (Gains) Losses Included in Income	(16)	(17)	(63)	(62)
Other Comprehensive (Income) Loss	0	0	0	0
Purchases, Sales, Issuances and Settlements, Net	16	14	61	57
Gross Transfers In	0	0	0	0
Other	0	0	0	0
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	16	17	63	63
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0	0	0
Derivative liabilities, net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gross Transfers Out	0	0	0	53
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	(855)	(186)	(584)	(470)	$ (473)	$ (155)
Net Realized and Unrealized (Gains) Losses Included in Income	(114)	298	432	(73)
Other Comprehensive (Income) Loss	0	0	0	0
Purchases, Sales, Issuances and Settlements, Net	(268)	(14)	(546)	(224)
Gross Transfers In	0	0	0	(71)
Other	0	0	0	0
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	123	(221)	(187)	80
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0	0	0
Policyholder contract deposits
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gross Transfers Out	0	0	0	(54)
Fortitude Re funds withheld payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gross Transfers Out	0	0	0	0
Debt of consolidated investment entities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gross Transfers Out	0	0	0	0
Bonds available for sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	20,426	22,407	22,407	21,644
Net Realized and Unrealized Gains (Losses) Included in Income	37	106	449	461
Other Comprehensive Income (Loss)	306	(1,303)	(3,423)	(449)
Purchases, Sales, Issuances and Settlements, Net	829	489	2,128	1,228
Gross Transfers In	245	916	2,526	1,089
Gross Transfers Out	(509)	(1,212)	(2,960)	(1,504)
Other	(174)	0	701	62
Fair Value End of Period	21,508	21,403	20,426	22,407
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	0	0	0	0
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	241	(1,281)	(2,565)	791
Bonds available for sale | Obligations of states, municipalities and political subdivisions
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	805	1,395	1,395	2,057
Net Realized and Unrealized Gains (Losses) Included in Income	0	2	1	7
Other Comprehensive Income (Loss)	55	(282)	(525)	(5)
Purchases, Sales, Issuances and Settlements, Net	(2)	(56)	(95)	(342)
Gross Transfers In	0	0	40	0
Gross Transfers Out	0	0	(11)	(260)
Other	0	0	0	62
Fair Value End of Period	858	1,059	805	1,395
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	0	0	0	0
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	43	(270)	(221)	36
Bonds available for sale | Corporate debt
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	1,968	1,907	1,907	1,709
Net Realized and Unrealized Gains (Losses) Included in Income	(102)	(9)	17	(10)
Other Comprehensive Income (Loss)	44	(59)	(192)	(25)
Purchases, Sales, Issuances and Settlements, Net	14	218	(159)	109
Gross Transfers In	167	91	911	373
Gross Transfers Out	(371)	(93)	(516)	(249)
Other	16	0	0	0
Fair Value End of Period	1,704	2,055	1,968	1,907
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	0	0	0	0
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	51	(56)	(174)	31
Bonds available for sale | RMBS
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	5,670	7,595	7,595	8,104
Net Realized and Unrealized Gains (Losses) Included in Income	81	92	322	415
Other Comprehensive Income (Loss)	(40)	(404)	(986)	(104)
Purchases, Sales, Issuances and Settlements, Net	(8)	(365)	(834)	(782)
Gross Transfers In	0	0	7	8
Gross Transfers Out	(16)	(406)	(434)	(46)
Other	0	0	0	0
Fair Value End of Period	5,687	6,512	5,670	7,595
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	0	0	0	0
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	(66)	(400)	(610)	787
Bonds available for sale | CMBS
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	718	1,072	1,072	886
Net Realized and Unrealized Gains (Losses) Included in Income	7	7	9	25
Other Comprehensive Income (Loss)	(4)	(60)	(140)	(45)
Purchases, Sales, Issuances and Settlements, Net	0	10	38	253
Gross Transfers In	24	0	45	53
Gross Transfers Out	(27)	(281)	(306)	(100)
Other	0	0	0	0
Fair Value End of Period	718	748	718	1,072
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	0	0	0	0
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	(25)	(58)	(115)	21
Bonds available for sale | CLO
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	1,670	3,038	3,038	3,362
Net Realized and Unrealized Gains (Losses) Included in Income	9	(2)	(31)	(5)
Other Comprehensive Income (Loss)	(18)	(52)	(163)	(173)
Purchases, Sales, Issuances and Settlements, Net	21	11	(105)	48
Gross Transfers In	54	825	1,305	655
Gross Transfers Out	(92)	(432)	(1,673)	(849)
Other	0	0	0	0
Fair Value End of Period	1,834	3,388	1,670	3,038
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	0	0	0	0
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	(16)	(53)	(76)	(164)
Bonds available for sale | ABS
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	9,595	7,400	7,400	5,526
Net Realized and Unrealized Gains (Losses) Included in Income	42	16	131	29
Other Comprehensive Income (Loss)	269	(446)	(1,417)	(97)
Purchases, Sales, Issuances and Settlements, Net	804	671	3,283	1,942
Gross Transfers In	0	0	218	0
Gross Transfers Out	(3)	0	(20)	0
Other	(190)	0	701	0
Fair Value End of Period	10,707	7,641	9,595	7,400
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	0	0	0	0
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	254	(444)	(1,369)	80
Other bond securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	1,304	627	627	334
Net Realized and Unrealized Gains (Losses) Included in Income	38	(29)	(149)	(3)
Other Comprehensive Income (Loss)	0	0	0	0
Purchases, Sales, Issuances and Settlements, Net	(77)	378	704	291
Gross Transfers In	1	111	405	5
Gross Transfers Out	(196)	(14)	(283)	0
Other	(54)	0	0	0
Fair Value End of Period	1,124	1,073	1,304	627
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	27	(28)	(165)	11
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0	0	0
Other bond securities | Obligations of states, municipalities and political subdivisions
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	0
Net Realized and Unrealized Gains (Losses) Included in Income	0
Other Comprehensive Income (Loss)	0
Purchases, Sales, Issuances and Settlements, Net	1
Gross Transfers In	0
Gross Transfers Out	0
Other	0
Fair Value End of Period	1		0
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	0
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0
Other bond securities | Corporate debt
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	417	134	134	0
Net Realized and Unrealized Gains (Losses) Included in Income	0	0	(5)	(1)
Other Comprehensive Income (Loss)	0	0	0	0
Purchases, Sales, Issuances and Settlements, Net	(96)	77	158	135
Gross Transfers In	0	61	335	0
Gross Transfers Out	(191)	(12)	(205)	0
Other	0	0	0	0
Fair Value End of Period	130	260	417	134
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	3	0	(2)	(1)
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0	0	0
Other bond securities | RMBS
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	107	106	106	96
Net Realized and Unrealized Gains (Losses) Included in Income	4	(3)	(23)	2
Other Comprehensive Income (Loss)	0	0	0	0
Purchases, Sales, Issuances and Settlements, Net	3	12	24	8
Gross Transfers In	0	0	0	0
Gross Transfers Out	0	0	0	0
Other	0	0	0	0
Fair Value End of Period	114	115	107	106
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	2	(6)	(22)	0
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0	0	0
Other bond securities | CMBS
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	28	33	33	45
Net Realized and Unrealized Gains (Losses) Included in Income	(1)	(2)	(5)	0
Other Comprehensive Income (Loss)	0	0	0	0
Purchases, Sales, Issuances and Settlements, Net	0	0	0	(17)
Gross Transfers In	0	0	0	5
Gross Transfers Out	0	0	0	0
Other	0	0	0	0
Fair Value End of Period	27	31	28	33
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	(1)	(2)	(4)	(2)
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0	0	0
Other bond securities | CLO
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	11	149	149	193
Net Realized and Unrealized Gains (Losses) Included in Income	9	(7)	1	(4)
Other Comprehensive Income (Loss)	0	0	0	0
Purchases, Sales, Issuances and Settlements, Net	1	0	(131)	(40)
Gross Transfers In	1	50	70	0
Gross Transfers Out	(5)	(2)	(78)	0
Other	0	0	0	0
Fair Value End of Period	71	190	11	149
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	4	(2)	(5)	15
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0	0	0
Other bond securities | ABS
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	741	205	205	0
Net Realized and Unrealized Gains (Losses) Included in Income	26	(17)	(117)	0
Other Comprehensive Income (Loss)	0	0	0	0
Purchases, Sales, Issuances and Settlements, Net	14	289	653	205
Gross Transfers In	0	0	0	0
Gross Transfers Out	0	0	0	0
Other	(54)	0	0	0
Fair Value End of Period	781	477	741	205
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	19	(18)	(132)	(1)
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0	0	0
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	26	2	2	42
Net Realized and Unrealized Gains (Losses) Included in Income	0	0	(1)	11
Other Comprehensive Income (Loss)	0	0	0	0
Purchases, Sales, Issuances and Settlements, Net	24	1	23	(120)
Gross Transfers In	0	0	2	70
Gross Transfers Out	0	0	0	(1)
Other	0	0	0	0
Fair Value End of Period	50	3	26	2
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	0	0	(1)	0
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0	0	0
Other Invested Assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	1,832	1,892	1,892	1,771
Net Realized and Unrealized Gains (Losses) Included in Income	(44)	110	313	641
Other Comprehensive Income (Loss)	5	(5)	(22)	(15)
Purchases, Sales, Issuances and Settlements, Net	59	(28)	(195)	(569)
Gross Transfers In	0	24	24	64
Gross Transfers Out	0	(153)	(180)	0
Other	0	0	0	0
Fair Value End of Period	1,852	1,840	1,832	1,892
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	(42)	118	329	612
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	$ 0	$ 0	$ 0	$ 0